Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Other Operating Income

The detail of other operating income is as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	8,562	5,566	1,176
Other income	30	2,578	75

Subtotals	8,592	8,144	1,251

Other income
Compensations from insurance companies	53	—
Gain on sale of property, plant and equipment	5,519	14,119	37
Recovery of leased assets	1,349	522	514
Other operating income, subsidiaries	2,158	3,092	2,572
Gain on sale of leased assets	1,447	19	349
Other operating income	199	173	598
Marketing contribution, insurance companies	3,626	4,128	7,893
Other operating income, leases	724	446	—
Other income for recovery foreign expenses	620	420	—
Recoveries from expenses provisions	1,166	2,352	4,997
Other income	1,203	8,117	1,236

Subtotals	18,064	33,388	18,196

Totals	26,656	41,532	19,447

Schedule of Other Operating Expenses

During the years ended December 31, 2018, 2017 and 2016, the Bank presents other operating expenses according to the following:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Provisions for assets received in lieu of payment	(16,132)	(14,472)	(9,463)
Maintenance expenses for assets received in lieu of payment	(1,301)	(714)	(596)

Subtotal	(17,433)	(15,186)	(10,059)

Provisions for contingencies
Other provisions for contingencies	(1,998)	(586)	(8,952)

Subtotals	(1,998)	(586)	(8,952)

Other expenses.
Loss on sale of property, plant and equipment	(307)	(1,099)	(71)
Credit card loyalty point benefits expenses	(14,306)	(13,238)	(26,303)
Operating loss expenses	(10,589)	(8,098)	(2,661)
Insurance expense (law 20,027)	(622)	(1,205)	(1,420)
Provision expense for recovered leased assets	(4,170)	(4,835)	(11,327)
Banking expenses	(2,450)	(3,482)	(2,184)
Fines and penalties	(13,110)	(2,025)	(880)
Loss on damaged assets	(2,311)	(2,026)	(962)
Other expenses	(903)	(10,550)	(6,896)

Subtotals	(48,768)	(46,558)	(52,704)

Totals	(68,199)	(62,330)	(71,715)